Note 13 - Investment in Subsidiaries - Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2020
VivoPower International Services Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
VivoPower WA Pty Ltd [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
VVP Project 1 Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Amaroo Solar Pty. Ltd [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
SC Tco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
SC Hco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
SC Fco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Yoogali Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	60.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Daisy Hill Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	60.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	99.90%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
J.A. Martin Electrical Pty Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VivoPower International Services Limited	153 Walker St, North Sydney NSW, Australia 2060
VivoPower Philippines Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
VivoPower International Services Limited	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
VivoPower RE Solutions Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
VivoPower International Services Limited	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00%	[1]
VivoPower International Services Limited	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila	[1]

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.